Shareholders' equity - Earnings per share (Details)	3 Months Ended						6 Months Ended
	Jun. 30, 2020 € / shares	Jun. 30, 2020 $ / shares	Mar. 31, 2020 € / shares	Mar. 31, 2020 $ / shares	Jun. 30, 2019 € / shares	Jun. 30, 2019 $ / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2019 $ / shares
Earnings per share in euros
Earnings per share (in dollars or Euros per share) | (per share)	€ (2.98)	$ 3.27	€ (0.01)	$ (0.01)	€ 0.89	$ 1.01	$ 3.29	$ 2.17
Diluted earnings per share (in dollars or Euros per share) | (per share)	€ (2.98)	$ 3.27	€ (0.01)	$ (0.01)	€ 0.89	$ 1.00	$ 3.29	$ 2.16